Cover	Aug. 19, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Aug. 19, 2025
Entity File Number	333-236022
Entity Registrant Name	BANCPLUS CORPORATION
Entity Incorporation, State or Country Code	MS
Entity Tax Identification Number	64-0655312
Entity Address, Address Line One	1068 Highland Colony Parkway
Entity Address, City or Town	Ridgeland
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39157
City Area Code	601
Local Phone Number	898-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001118004
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends the Current Report on Form 8-K filed by BancPlus Corporation (“BancPlus”) on August 21, 2025 (the “Original 8-K”) to provide certain information related to the compensation of Mr. Kirk A. Graves that had not been determined at the time the Original 8-K was filed and that had been omitted therein as a result. The information contained in Item 5.02 of this Amendment No. 1 shall supplement and amend the information contained in Item 5.02 of the Original 8-K.